Intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangible assets
11.	Intangible assets
	Brands and trademarks	Patents	Customer relationships	Other	Total
Cost
Balance at February 28, 2018	—	—	—	523	523
Balance at December 31, 2018	—	—	—	523	523
Additions	5,295	—	—	—	5,295
Acquisitions (note 5)	2,977	13,551	18,855	3,639	39,022
Foreign currency translation	114	—	723	139	976
Balance at December 31, 2019	8,386	13,551	19,578	4,301	45,816

Accumulated amortization
Balance at February 28, 2018	—	—	—	—	—
Impairment	—	—	—	523	523
Balance at December 31, 2018	—	—	—	523	523
Depreciation	132	—	982	192	1,306
Foreign currency translation	(1)	—	(6)	(1)	(8)
Balance at December 31, 2019	131	—	976	714	1,821

Net book value
Balance at December 31, 2018	—	—	—	—	—
Balance at December 31, 2019	8,255	13,551	18,602	3,587	43,995

In addition to the intangible assets acquired through acquisitions (note 5), On May 1, 2019, the Company purchased intellectual property from Sun 8 Holdings Inc. The intellectual property acquired under this agreement consists of world-wide proprietary rights to certain cannabis product brands, including trademarks. Consideration of $5.3 million under the arrangement consisted of 480,000 common shares of the Company at a price of $11.03. The agreement includes future consideration in the form of warrants to acquire up to 1.8 million common shares at an exercise price of $0.94 per share, subject to vesting conditions contingent upon achieving minimum thresholds of revenue derived from the acquired brands or acquired cultivars over five years. The agreement also includes the following royalty payments, (i) a royalty ranging from $0.25 to $0.35 per gram of dried flower harvested from the acquired cultivars, based on harvest yields achieved, (ii) a royalty ranging from $0.05 to $0.20 per gram of cannabis (other than dried flower) from the acquired cultivars, based on the THC and CBD potency achieved, (iii) a royalty of $0.15 per gram of cannabis produced by certain third-party cultivators, and (iv) a royalty of $0.15 per gram of any cannabis product or item of merchandise sold under any of the acquired brands.

Brands and trademarks relating to the intellectual property purchased from Sun 8 have a remaining useful life of 15 years. The depreciation of brands and trademarks is included in depreciation and amortization expense.